Columbia Large Cap Growth Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Large Cap Growth Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.7%
Issuer	Shares	Value ($)
Communication Services 14.5%
Entertainment 1.0%
TKO Group Holdings, Inc.(a)	508,045	59,324,415
Interactive Media & Services 13.5%
Alphabet, Inc., Class A	1,150,973	196,942,990
Alphabet, Inc., Class C	1,390,888	240,192,448
Meta Platforms, Inc., Class A	592,155	336,095,335
Total		773,230,773
Total Communication Services		832,555,188
Consumer Discretionary 12.2%
Automobiles 1.6%
Tesla, Inc.(a)	352,005	87,948,449
Broadline Retail 7.1%
Amazon.com, Inc.(a)	2,195,398	409,222,187
Hotels, Restaurants & Leisure 2.2%
DraftKings, Inc., Class A(a)	1,706,817	60,284,777
Hilton Worldwide Holdings, Inc.	285,425	67,032,061
Total		127,316,838
Specialty Retail 1.3%
TJX Companies, Inc. (The)	673,510	76,126,835
Total Consumer Discretionary		700,614,309
Consumer Staples 3.8%
Consumer Staples Distribution & Retail 2.4%
Costco Wholesale Corp.	161,042	140,779,696
Household Products 1.4%
Procter & Gamble Co. (The)	469,028	77,474,045
Total Consumer Staples		218,253,741
Financials 2.8%
Financial Services 2.8%
Visa, Inc., Class A	552,117	160,031,112
Total Financials		160,031,112
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 9.0%
Biotechnology 2.6%
BioMarin Pharmaceutical, Inc.(a)	317,705	20,933,583
Exact Sciences Corp.(a)	549,398	37,870,004
Insmed, Inc.(a)	321,748	21,647,206
Natera, Inc.(a)	246,967	29,873,128
Vertex Pharmaceuticals, Inc.(a)	79,492	37,836,602
Total		148,160,523
Health Care Equipment & Supplies 2.6%
Cooper Cos, Inc. (The)(a)	567,605	59,416,891
Intuitive Surgical, Inc.(a)	180,588	90,987,458
Total		150,404,349
Life Sciences Tools & Services 1.0%
Thermo Fisher Scientific, Inc.	107,455	58,704,816
Pharmaceuticals 2.8%
Eli Lilly & Co.	191,388	158,802,279
Total Health Care		516,071,967
Industrials 7.3%
Aerospace & Defense 1.1%
General Dynamics Corp.	209,396	61,061,968
Commercial Services & Supplies 1.3%
Cintas Corp.	369,576	76,062,436
Electrical Equipment 2.3%
AMETEK, Inc.	341,002	62,519,307
Eaton Corp. PLC	216,531	71,797,349
Total		134,316,656
Ground Transportation 1.5%
Uber Technologies, Inc.(a)	1,244,462	89,663,487
Industrial Conglomerates 1.1%
Honeywell International, Inc.	301,563	62,025,478
Total Industrials		423,130,025
Information Technology 48.0%
Electronic Equipment, Instruments & Components 1.2%
TE Connectivity PLC	461,289	68,003,225

Columbia Large Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
Columbia Large Cap Growth Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 17.3%
Advanced Micro Devices, Inc.(a)	574,973	82,836,360
Applied Materials, Inc.	459,098	83,363,015
Broadcom, Inc.	718,378	121,959,033
NVIDIA Corp.	5,308,649	704,776,241
Total		992,934,649
Software 18.8%
Adobe, Inc.(a)	214,318	102,461,149
Datadog, Inc., Class A(a)	534,667	67,068,628
Microsoft Corp.	1,434,102	582,747,348
Palo Alto Networks, Inc.(a)	269,978	97,281,173
Salesforce, Inc.	405,948	118,281,069
ServiceNow, Inc.(a)	125,180	116,791,688
Total		1,084,631,055
Technology Hardware, Storage & Peripherals 10.7%
Apple, Inc.	2,728,733	616,448,072
Total Information Technology		2,762,017,001
Real Estate 1.1%
Specialized REITs 1.1%
Equinix, Inc.	71,600	65,018,528
Total Real Estate		65,018,528
Total Common Stocks (Cost $2,036,054,197)		5,677,691,871

Exchange-Traded Equity Funds 0.2%
	Shares	Value ($)
U.S. Large Cap 0.2%
Columbia Research Enhanced Core ETF(b)	380,572	12,939,448
Total Exchange-Traded Equity Funds (Cost $9,781,471)		12,939,448

Money Market Funds 0.6%

Columbia Short-Term Cash Fund, 5.040%(b),(c)	37,324,278	37,316,814
Total Money Market Funds (Cost $37,317,402)		37,316,814
Total Investments in Securities (Cost: $2,083,153,070)		5,727,948,133
Other Assets & Liabilities, Net		27,400,199
Net Assets		5,755,348,332
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Research Enhanced Core ETF
	18,053,573	—	(5,337,809)	223,684	12,939,448	619,493	—	380,572
Columbia Short-Term Cash Fund, 5.040%
	23,320,677	209,947,628	(195,950,175)	(1,316)	37,316,814	(4,440)	509,072	37,324,278
Total	41,374,250			222,368	50,256,262	615,053	509,072

(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT174_07_P01_(12/24)